Warrant liability (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Warrant Liability

	Year ended December 31
	2017	2018	2019
At beginning of year	—	1,346	1,006
Issued during the year	1,292	376	131
Movement during the year	54	(716)	(1,006)

At December 31	1,346	1,006	131

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants granted during the year ended December 31:

	Year ended December 31
	2018	2019
Expected volatility (%)	65	67
Risk-free interest rate (%)	1.56	1.26
Expected life of share options (years)	10	10.0
Market price of ordinary shares (£)	2.31	0.83
Model used	Black Scholes	Black Scholes